Plan Description	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the CVS Health Future Fund 401(k) Plan (the “Plan” or “Future Fund”) provides only general information. Participants should refer to the Plan documents for a more complete description of the Plan’s provisions.

(a)Background
The Plan was established as of January 1, 1989. The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The general administration of the Plan and the responsibility for carrying out the provisions of the Plan are maintained by a committee (the “Benefit Plans Committee”) of not less than three persons appointed by the Board of Directors of CVS Health Corporation (“CVS Health”, and, together with its subsidiaries, the “Company”), the sponsor of the Plan. In accordance with the provisions of the Plan, the Benefit Plans Committee has appointed an Administrative Subcommittee (the “Plan Administrator”) and Investment Subcommittee and delegated certain fiduciary duties and responsibilities to each of the Subcommittees. The Vanguard Group, Inc. has been appointed as the recordkeeper to assist with administering the Plan (the “Recordkeeper”) and the Bank of New York Mellon has been appointed as the directed trustee of the Plan (the “Trustee”). The Recordkeeper maintains participant account records and provides the Trustee daily files to execute fund level transactions. The Trustee holds the assets of the Plan and executes transactions at the direction of the Recordkeeper and Plan Administrator.

CVS Health completed its acquisitions of Signify Health, Inc. (“Signify Health”) and Oak Street Health, Inc. (“Oak Street Health”) on March 29, 2023 and May 2, 2023, respectively. Prior to the acquisitions, both Signify Health and Oak Street Health maintained participant-directed defined contribution plans covering eligible employees. Effective April 1, 2025, the Company merged both the Signify Health 401(k) Plan and the Oak Street Health 401(k) Plan into the Future Fund. As a result of these mergers, approximately $255 million in assets were transferred into the Future Fund on April 1, 2025. These transferred assets are reflected in the statement of net assets available for benefits as of December 31, 2025 and in the statement of changes in net assets available for benefits for the year ended December 31, 2025.

(b)Eligibility
Eligible employees who have attained age 18 are able to participate in the Plan for purposes of making their own salary deferral contributions as of the first of the month following their employment date.

Eligible employees are defined as regular employees of the Company other than:
•A nonresident alien receiving no United States (“U.S.”) earned income from the Company;
•A resident of Puerto Rico;
•An individual covered under a collective bargaining agreement where retirement benefits were the subject of good faith bargaining (unless the agreement provides for membership);
•A leased employee (as defined in the Internal Revenue Code (the “Code”); or
•An independent contractor or consultant (as defined by the Company).

(c)Contributions
Participants may direct the Company to contribute 401(k) and/or Roth contributions (“elective deferrals”) to their accounts as a percentage of their eligible compensation as defined in the Plan. Percentages can be elected in multiples of 1%, with a minimum participant contribution percentage of 1%, pursuant to a salary reduction agreement. Each participant’s total elective deferrals for any calendar year may not exceed the lesser of 75% of eligible compensation or the maximum elective deferral allowed by the Code. The maximum elective deferral amount allowed by the Code was $23,500 for 2025 and $23,000 for 2024. All participants that are age 50 or over before December 31 of the calendar year are permitted to make additional catch-up contributions of up to $7,500 for each of 2025 and 2024. Beginning in 2025, participants ages 60 to 63, as of the last year, are able to make additional catch-up contributions to a total catch-up contribution maximum of $11,250.
Plan participants making elective deferrals are eligible to receive Company matching contributions with the first administratively feasible payroll date following the completion of one year of service with the Company. One year of service is defined as either:

•12 months of service, beginning on the employee's employment date, during which the employee completed at least 1,000 hours of service, or
•1,000 hours of service in any plan year following the calendar year in which the employee was hired.

The Plan provides a match of 100% up to 5% of an employee’s eligible compensation contributed to the Plan per payroll. The maximum annual match per participant was $17,500 for 2025 and $17,250 for 2024.

(d)Participant’s Account
Each participant’s account is credited with an allocable share of the participant’s selected Plan investments and any unrealized appreciation or depreciation and interest and dividends of those investments, net of administrative expenses.

(e)Vesting
Participants are 100% vested at all times in participant and Company matching contributions.

Participants are always fully vested in and have a non-forfeitable right to (1) their accounts upon retirement, death or disability, (2) any elective deferrals described in Note 1(c) and (3) any rollover amounts they make to the Plan.

(f)Payment of Benefits
Upon termination of employment, a participant may contact the Recordkeeper to elect to have their benefit paid under one or more options, such as a single lump sum (including a rollover) or in equal annual installments over a period not to exceed the participant’s expected lifetime.

(g)Administrative Expenses
Administrative expenses specifically attributable to the Plan and not covered by the Plan Sponsor were funded by the Plan for 2025 and 2024. Recordkeeping and Trustee’s fees were paid by the Plan for 2025 and 2024.

(h)    Investment Options
Upon enrollment in the Plan, a participant elects to direct contributions or investment balances to the investment fund options offered by and subject to the restrictions under the Plan. Participants may modify investment elections daily thereafter, subject to certain trading restrictions. The Plan’s investments are composed of guaranteed insurance contracts, common stock, including CVS Health common stock, marketable mutual funds, common collective trust (“CCT”) funds, U.S government securities, corporate bonds, other securities and separately managed funds (composed of marketable securities). The following is a brief explanation of each fund’s investment objectives:

Core Equity Fund
The investment seeks to track the performance of a benchmark index that measures the investment return of large capitalization stocks. The fund employs an indexing investment approach designed to track the performance of the Standard & Poor’s 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The advisor attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

CVS Health Stock Fund
The fund invests in CVS Health common stock to provide participants with the possibility of long-term growth through increases in the value of the stock and the reinvestment of its dividends. At the time of contribution, participant deferrals into the CVS Health Stock Fund are limited to 20% of eligible compensation.

Diversified Bond Fund
This custom white label fund of funds seeks a stable rate of return and capital appreciation through investment in high quality bonds and other debt instruments. It is co-managed by Loomis Sayles (50%) and Dodge & Cox (50%). Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 3.5 to 6.0 years. These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.
Emerging Markets Index Fund
The investment seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a market-capitalization-weighted index that is made up of approximately 3,500 common stocks of large, mid, and small cap companies located in emerging markets around the world. The fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

International Equity Fund
This custom white label fund of funds seeks long-term growth of capital through investment in foreign (non-U.S.) equity securities. It also invests in depository receipts and companies located in emerging market countries. The fund is co-managed by First Eagle (25%), American Funds (23%), Vanguard (22%), Hartford (20%) and Allspring Global Investments (10%). Foreign large blend portfolios invest in a variety of large cap international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

International Equity Index Fund
The investment seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe, the Pacific Region, and Canada. The fund employs a “passive management” or indexing-investment approach designed to track the performance of the Financial Times Stock Exchange Group Developed All Cap ex US Index, which includes approximately 3,800 common stocks of companies located in Europe, Australia, Asia, and Canada. It attempts to replicate the target index by investing in all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Large Cap Core Fund
This custom white label fund of funds seeks long-term capital appreciation in excess of the Russell 1000 Index over a full market cycle primarily through investments in a diverse portfolio of large market capitalization U.S. stocks. The multi-manager approach brings diversification to the fund and helps protect it from single-manager risk. The fund is sub-advised by complementary asset managers comprised of Columbia Threadneedle (25%), T. Rowe Price (20%), Barrow Hanley (15%), MFS (20%) and Wellington (20%).

Mid Cap Index Fund
The investment seeks to track the performance of a benchmark index that measures the investment return of mid capitalization stocks. The fund employs an indexing investment approach designed to track the performance of the Center for Research in Security Prices US Mid Cap Index, a broadly diversified index of stocks of midsize U.S. companies. It attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Real Asset Index Fund
The fund seeks to offer broad, cost-effective exposure to commodities, global natural resource equities, global infrastructure equities, U.S. commercial real estate securities, and U.S. inflation linked bonds. The fund employs an indexing investment approach designed to track the performance of a custom index, which is made up of: 25% Bloomberg Roll Select Commodity Index, 25% S&P Global Large Midcap Commodity and Resources Index, 15% Dow Jones U.S. Select REIT Index, 25% Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index, and 10% S&P Global Infrastructure Index. The allocation across the five broad asset classes seeks to provide a long-term return while targeting a level of risk relative to longer-dated U.S. TIPS.
Small Cap Index Fund
The investment seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. It attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Small Mid Cap Core Fund
This custom white label fund of funds seeks long-term capital appreciation in excess of the Russell 2500 Index over a full market cycle primarily through investment in a diverse portfolio of small- and mid-size capitalization U.S. stocks. The multi-manager approach brings diversification to the fund and helps protect it from single-manager risk. The fund is sub-advised by complementary asset managers comprised of EARNEST Partners Small Cap Value (20%), MFS Mid Cap Value Equity (20%), Snyder Capital Mgt Small/Mid Cap Value (25%), Baron Discovery Strategy (20%) and DF Dent Mid Cap Growth (15%).

Socially Responsible Fund
The investment seeks to track the performance of a benchmark index that measures the investment return of large and midcapitalization stocks and invests primarily in securities of companies that meet the fund's environmental, social and governance criteria. The fund employs a passive management or indexing investment approach designed to track the performance of the S&P 500 Index. The index is composed primarily of large and mid cap stocks that have been screened for certain social and environmental criteria. The fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index.

Stable Value Fund
The fund’s investment objectives are preservation of principal, consistent returns and a stable credited rate of interest. Managed by Invesco, the fund is primarily comprised of highly rated (AA or higher) insurance company and bank investment contracts issued by financial institutions and other eligible stable value investments that seek to provide participants with safety of principal and accrued interest as well as a stable crediting rate. All contract issuers and securities utilized in the portfolio are rated investment grade at time of purchase.

Target Date Funds
The Target Date Funds seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash investments. Target Date Funds provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement. Target Date Funds are custom funds aimed to provide investors with an optimal level of return and risk, based solely on the target date. The Target Date Funds are custom funds of funds and invest in other Future Fund investment options and management adjusts the allocation among asset classes to more conservative mixes as the target date approaches, following a preset glide path. A Target Date Fund is part of a suite of funds offering multiple retirement dates to investors. The Plan’s ten Target Date Funds include a Target Date Retirement Fund as well as Target Date Funds in five-year increments (2020-2065).

U.S. Bond Index Fund
The investment seeks to track the performance of a broad, market-weighted bond index. The fund employs an indexing investment approach designed to track the performance of Bloomberg Barclays U.S. Aggregate Bond Index. It invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. The fund invests at least 80% of assets in bonds held in the index. It maintains a dollar-weighted average maturity consistent with that of the index, ranging between 5 and 10 years.